UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 15.6%
Automobiles - 1.0%
Harley-Davidson, Inc.	26,125	$1,228,136

Distributors - 1.1%
LKQ Corp. (a)	38,175	1,322,764

Household Durables - 1.3%
D.R. Horton, Inc.	20,650	746,498
TopBuild Corp. (a)	15,202	902,239
		1,648,737
Leisure Products - 1.0%
Brunswick Corp.	22,275	1,168,992

Media - 5.2%
CBS Corp. Class B	29,925	1,916,995
The Walt Disney Co.	11,775	1,191,630
Time Warner Inc.	9,325	942,758
Viacom Inc. Class B	81,825	2,340,195
		6,391,578
Multiline Retail - 3.2%
Kohl's Corp.	32,285	1,284,297
Target Corp.	47,485	2,589,357
		3,873,654
Specialty Retail - 2.2%
Bed Bath & Beyond Inc.	52,575	1,450,544
Lumber Liquidators Holdings, Inc. (a)	33,275	1,248,811
		2,699,355
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	31,425	762,371

Consumer Staples - 6.5%
Food & Staples Retailing - 4.7%
CVS Health Corp.	27,975	2,163,586
Walgreens Boots Alliance, Inc.	32,400	2,640,600
Wal-Mart Stores, Inc.	12,275	958,309
		5,762,495
Household Products - 1.8%
Kimberly-Clark Corp.	10,268	1,265,942
The Procter & Gamble Co.	10,200	941,154
		2,207,096
Energy - 8.3%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	20,844	1,323,802

Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	19,475	756,409
Chevron Corp.	18,970	2,041,551
Devon Energy Corp.	40,325	1,266,205
EOG Resources, Inc.	11,975	1,017,755
Exxon Mobil Corp.	37,420	2,856,269
Noble Energy, Inc.	36,600	869,982
		8,808,171

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 16.8%
Banks - 11.9%
Associated Banc-Corp	52,827	$1,156,911
Bank of America Corp.	121,350	2,899,051
CIT Group Inc.	34,700	1,556,295
Citigroup Inc.	40,825	2,777,325
First Horizon National Corp.	71,085	1,223,373
JPMorgan Chase & Co.	29,525	2,683,527
PNC Financial Services Group, Inc.	7,925	993,874
SunTrust Banks, Inc.	11,300	622,630
Zions Bancorporation	15,025	655,992
		14,568,978
Capital Markets - 3.2%
Northern Trust Corp.	14,085	1,246,523
State Street Corp.	28,550	2,640,589
		3,887,112
Consumer Finance - 0.5%
Discover Financial Services	10,320	608,364

Insurance - 1.2%
FNF Group	30,025	1,448,406

Health Care - 16.0%
Biotechnology - 7.7%
AbbVie Inc.	28,325	2,132,872
Amgen Inc.	9,400	1,671,038
Celgene Corp. (a)	19,175	2,663,983
Exact Sciences Corp. (a)	55,275	2,315,470
Shire PLC ADR	4,002	597,859
		9,381,222
Health Care Equipment & Supplies - 1.0%
Zimmer Biomet Holdings, Inc.	10,700	1,222,689

Health Care Providers & Services - 5.3%
Express Scripts Holding Co. (a)	41,075	2,580,331
Hanger, Inc. (a)	149,825	1,633,092
McKesson Corp.	15,660	2,338,195
		6,551,618
Pharmaceuticals - 2.0%
Johnson & Johnson	9,110	1,205,891
Pfizer Inc.	38,475	1,305,072
		2,510,963
Industrials - 11.5%
Air Freight & Logistics - 1.3%
FedEx Corp.	7,375	1,581,053

Airlines - 0.8%
Delta Air Lines, Inc.	19,750	932,003

Building Products - 3.0%
Johnson Controls Int'l. PLC	48,516	1,920,748
Masco Corp.	47,625	1,751,171
		3,671,919
Electrical Equipment - 2.8%
ABB Ltd. ADR	80,325	1,861,933
Rockwell Automation, Inc.	9,450	1,550,367
		3,412,300
Industrial Conglomerates - 2.4%
General Electric Co.	120,175	2,950,296

Machinery - 0.4%
Ingersoll-Rand PLC	6,600	563,574

Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	30,275	1,008,158

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 22.9%
Communications Equipment - 2.9%
Cisco Systems, Inc.	78,660	$2,533,639
Viavi Solutions Inc. (a)	101,535	1,019,411
		3,553,050
Electronic Equipment, Instruments & Components - 1.7%
Corning Inc.	53,375	1,535,065
Maxwell Technologies, Inc. (a)	93,997	523,563
		2,058,628
Internet Software & Services - 3.6%
Alphabet, Inc. Class A (a)	3,870	3,696,779
eBay Inc. (a)	20,270	732,355
		4,429,134
IT Services - 3.4%
Alliance Data Systems Corp.	8,150	1,837,825
PayPal Holdings, Inc. (a)	26,245	1,618,792
Visa Inc. Class A	6,475	670,292
		4,126,909
Semiconductors & Semiconductor Equipment - 4.7%
Infineon Technologies A.G. ADR	47,875	1,108,306
Intel Corp.	36,050	1,264,274
Maxim Integrated Products, Inc.	19,655	917,102
Qualcomm, Inc.	47,105	2,462,178
		5,751,860
Software - 4.4%
Microsoft Corp.	43,651	3,263,785
Oracle Corp.	42,475	2,137,767
		5,401,552
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc.	8,525	1,398,100
Hewlett Packard Enterprise Co.	35,575	642,485
HP Inc.	32,225	614,853
		2,655,438
Materials - 1.8%
Metals & Mining - 1.8%
Freeport-McMoRan Inc. (a)	147,850	2,185,223

Real Estate - 0.5%
Real Estate Investment Trusts - 0.5%
DiamondRock Hospitality Co.	54,450	598,406

TOTAL COMMON STOCKS (COST $128,668,744)		122,256,006

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Inst'l. Government Portfolio Class I, 0.898% (b)	706	$706

Total Money Market Funds		706

TOTAL SHORT-TERM INVESTMENTS (COST $706)		706

TOTAL INVESTMENTS - 99.9% (COST $128,669,450)		122,256,712

NET OTHER ASSETS AND LIABILITIES - 0.1%		103,554

NET ASSETS - 100.0%		$122,360,266

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2017.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$128,670,964
Unrealized appreciation	$7,576,484
Unrealized depreciation	(13,990,736)
Net unrealized appreciation (depreciation)	$(6,414,252)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 22.5%
Automobiles - 1.1%
Harley-Davidson, Inc.	10,625	$499,481

Distributors - 1.5%
LKQ Corp. (a)	20,445	708,419

Hotels, Restaurants & Leisure - 1.1%
Extended Stay America, Inc.	27,325	535,297

Household Durables - 5.3%
D.R. Horton, Inc.	15,500	560,325
Newell Brands, Inc.	10,306	497,574
PulteGroup Inc.	21,750	561,585
Toll Brothers, Inc.	7,400	288,304
TopBuild Corp. (a)	10,125	600,919
		2,508,707
Leisure Products - 2.2%
Brunswick Corp.	10,975	575,968
Mattel, Inc.	29,275	474,840
		1,050,808
Multiline Retail - 1.6%
Kohl's Corp.	18,435	733,344

Specialty Retail - 4.8%
Bed Bath & Beyond Inc.	32,205	888,536
Lumber Liquidators Holdings, Inc. (a)	25,375	952,324
Urban Outfitters, Inc. (a)	20,575	420,553
		2,261,413
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	8,655	360,914
Hanesbrands, Inc.	34,840	845,218
Michael Kors Holdings Ltd. (a)	10,450	441,199
Skechers U.S.A., Inc. Class A (a)	26,000	687,180
		2,334,511
Consumer Staples - 5.6%
Food Products - 5.6%
Amplify Snack Brands, Inc. (a)	64,125	462,341
Inventure Foods, Inc. (a)	197,675	678,025
Lamb Weston Holdings, Inc.	11,525	524,157
The Hain Celestial Group, Inc. (a)	11,100	446,442
The J. M. Smucker Co.	5,280	553,133
		2,664,098

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 4.6%
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	3,410	$144,379
TechnipFMC PLC (a)	13,125	339,019
		483,398
Oil, Gas & Consumable Fuels - 3.6%
Cameco Corp.	19,750	198,093
Devon Energy Corp.	9,400	295,160
Noble Energy, Inc.	28,475	676,851
Pioneer Natural Resources Co.	1,275	165,304
Southwestern Energy Co. (a)	68,000	370,600
		1,706,008
Financials - 17.8%
Banks - 8.4%
Associated Banc-Corp	35,918	786,604
CIT Group Inc.	21,530	965,620
First Horizon National Corp.	48,795	839,762
Regions Financial Corp.	17,535	247,419
SunTrust Banks, Inc.	8,820	485,982
Zions Bancorporation	14,585	636,781
		3,962,168
Capital Markets - 3.4%
Eaton Vance Corp.	9,770	464,857
Northern Trust Corp.	9,730	861,105
State Street Corp.	2,775	256,660
		1,582,622
Consumer Finance - 1.2%
Discover Financial Services	9,704	572,051

Insurance - 2.8%
FNF Group	17,400	839,376
Unum Group	9,580	461,564
		1,300,940
Mortgage Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	31,525	394,062

Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc. (a)	16,825	552,196

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 13.7%
Biotechnology - 2.8%
Exact Sciences Corp. (a)	21,950	$919,485
MiMedx Group Inc. (a)	24,250	394,547
		1,314,032
Health Care Equipment & Supplies - 2.3%
Hologic, Inc. (a)	9,175	354,155
Natus Medical Inc. (a)	3,825	128,520
Zimmer Biomet Holdings, Inc.	5,200	594,204
		1,076,879
Health Care Providers & Services - 5.9%
Acadia Healthcare Co., Inc. (a)	12,175	571,494
Envision Healthcare Corp. (a)	9,955	521,742
Hanger, Inc. (a)	94,044	1,025,080
McKesson Corp.	2,415	360,584
Patterson Cos., Inc.	8,130	313,005
		2,791,905
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)	17,500	402,500

Pharmaceuticals - 1.8%
Jazz Pharmaceuticals PLC (a)	5,800	866,288

Industrials - 11.2%
Building Products - 3.1%
A.O. Smith Corp.	6,350	353,632
Masco Corp.	19,975	734,481
USG Corp. (a)	13,125	393,750
		1,481,863
Electrical Equipment - 2.0%
Regal Beloit Corp.	5,805	437,697
Rockwell Automation, Inc.	2,925	479,875
		917,572
Machinery - 3.7%
Ingersoll-Rand PLC	5,275	450,432
Mueller Water Products, Inc. Class A	31,525	377,985
SPX Corp. (a)	8,950	215,695
SPX Flow, Inc. (a)	21,440	717,597
		1,761,709
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (a)	23,675	788,377
W.W. Grainger, Inc.	2,188	355,703
		1,144,080

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 14.0%
Communications Equipment - 1.1%
Viavi Solutions Inc. (a)	52,781	$529,921

Electronic Equipment, Instruments & Components - 1.1%
FARO Technologies, Inc. (a)	6,250	215,313
Maxwell Technologies, Inc. (a)	49,997	278,483
		493,796
Internet Software & Services - 0.7%
Liquidity Services, Inc. (a)	59,575	339,578

IT Services - 2.8%
Alliance Data Systems Corp.	4,145	934,697
Fiserv, Inc. (a)	3,194	395,130
		1,329,827
Semiconductors & Semiconductor Equipment - 3.9%
Cavium Inc. (a)	8,825	558,711
Infineon Technologies A.G. ADR	24,950	577,592
Maxim Integrated Products, Inc.	15,291	713,478
		1,849,781
Software - 0.8%
Take-Two Interactive Software, Inc. (a)	3,935	384,804

Technology Hardware, Storage & Peripherals - 3.6%
CPI Card Group Inc. (a)	571,988	549,280
Electronics for Imaging, Inc. (a)	17,000	604,520
Pure Storage, Inc. Class A (a)	19,875	295,939
Stratasys Ltd. (a)	10,600	237,228
		1,686,967
Materials - 4.2%
Chemicals - 1.5%
Ecolab Inc.	2,581	344,047
Int'l. Flavors & Fragrances Inc.	2,635	360,600
		704,647
Containers & Packaging - 0.5%
AptarGroup, Inc.	2,650	221,567

Metals & Mining - 2.2%
Freeport-McMoRan Inc. (a)	57,200	845,416
Lundin Mining Corp.	26,900	203,921
		1,049,337

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Real Estate - 4.3%
Real Estate Investment Trusts - 3.1%
DiamondRock Hospitality Co.	43,300	$475,867
Host Hotels & Resorts Inc.	24,810	449,557
Kimco Realty Corp.	25,800	506,196
		1,431,620
Real Estate Management & Development - 1.2%
Realogy Holdings Corp.	17,075	578,842

Utilities - 1.6%
Multi-Utilities - 1.6%
MDU Resources Group, Inc.	15,625	422,500
SCANA Corp.	5,725	345,676
		768,176

TOTAL COMMON STOCKS (COST $41,380,095)		46,975,214

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%

Fidelity Inst'l. Government Portfolio Class I, 0.898% (b)	100,000	$100,000

Total Money Market Funds		100,000

TOTAL SHORT-TERM INVESTMENTS (COST $100,000)		100,000

TOTAL INVESTMENTS - 99.7% (COST $41,480,095)		47,075,214

NET OTHER ASSETS AND LIABILITIES - 0.3%		159,066

NET ASSETS - 100.0%		$47,234,280

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2017.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$41,680,361
Unrealized appreciation	$11,153,889
Unrealized depreciation	(5,759,036)
Net unrealized appreciation (depreciation)	$5,394,853

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

6

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS - 97.4%

Asset-Backed Securities - 14.4%
Air Canada
5.375% due 5/15/2021, Series 2013-1B (e)	$9,254,404	$9,740,261
5.000% due 12/15/2023, Series 2015-2B (e)	5,204,252	5,438,444

America West Airlines
7.930% due 1/2/2019, Series 1999-1	4,328,982	4,500,410
8.057% due 7/2/2020, Series 2000-1	18,936	21,302
7.100% due 4/2/2021, Series 2001-1	4,119,827	4,480,311

American Airlines
7.000% due 1/31/2018, Series 2011-1 B (e)	19,816,275	20,231,189

Applebee's Funding LLC / IHOP Funding LLC
4.277% due 9/5/2021, Series 2014-1 (e)	40,059,000	39,487,919

Basketball Properties Ltd.
6.650% due 3/1/2025 (e)	4,144,801	4,497,109

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 B (e)	25,236,865	26,372,524
5.625% due 6/20/2020, Series 2013-1 B (e)	52,565	54,930

CAL Funding II Ltd.
3.470% due 10/25/2022, Series 2012-1A A (e)	1,444,083	1,445,934
3.350% due 3/27/2023, Series 2013-1A A (e)	3,623,583	3,610,755

Castle Aircraft Securitization Trust
4.703% due 12/15/2022, Series 2015-1A (e)	1,420,070	1,444,945

Continental Airlines
6.648% due 9/15/2017, Series 1998-1 A	223,416	223,416
6.900% due 1/2/2018, Series 1997-4 A	32,818	33,146
6.820% due 5/1/2018, Series 1998-3 A-1	27,975	28,674
6.000% due 1/12/2019, Series 2010-1 B	2,142,185	2,206,451
7.256% due 3/15/2020, Series 1999-2 A-1	20,394	21,668
6.250% due 4/11/2020, Series 2012-1 B	5,954,810	6,282,324
5.500% due 10/29/2020, Series 2012-2 B	9,165,570	9,578,020

DB Master Finance LLC
3.262% due 2/20/2019, Series 2015-1A (e)	6,693,375	6,736,882

Delta Air Lines
6.200% due 7/2/2018, Series 2010-1 A	4,509,526	4,665,916
6.875% due 5/7/2019, Series 2012-1B (e)	774,760	817,372
8.021% due 8/10/2022, Series 2007-1 B	1,954,865	2,228,546

Dong Fang Container Finance SPV Ltd.
3.960% due 9/25/2023, Series 2013-1 A (e)	3,454,961	3,426,808
3.550% due 4/25/2024, Series 2014-1 A (e)	394,821	385,465

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1 B (e)	22,368,776	23,066,682
6.125% due 11/30/2019, Series 2013-1 B (e)	3,644,830	3,758,548

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2019, Series 2012-1 B (e)	8,801,573	9,096,461

ECAF I Ltd.
4.947% due 6/15/2022, Series 2015-1A (e)	3,954,962	3,996,327
5.802% due 6/15/2022, Series 2015-1A (e)	21,469,971	21,741,328

Element Rail Leasing II LLC
4.175% due 2/19/2045, Series 2015-1A (e)	16,917,000	16,404,941

EngenCap ABS Trust
3.670% due 7/20/2020, Series 2016-1 A (e)	38,550,000	38,260,875

Express Pipeline LP
7.390% due 12/31/2017 (e)	123,000	125,305

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Federal Express Corp.
7.840% due 1/30/2018, Series 1996-B2	$83,279	$85,361

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (e)	1,856,880	1,921,871

FRS LLC
3.960% due 4/15/2019, Series 2013-1A (e)	1,594,874	1,599,558

Global Container Assets Ltd.
2.100% due 2/5/2019, Series 2015-1 A (e)	3,649,765	3,630,618

Global SC Finance II SRL (SEACO)
3.190% due 7/17/2029, Series 2014-1A (e)	2,628,333	2,610,291

HP Communities LLC
5.320% due 3/15/2023 (e)	347,823	368,817

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (e)	308,881	309,572

Latam Airlines Group
4.500% due 11/15/2023, Series 2015-1 B	5,043,344	4,997,954

Merlin Aviation Holdings D.A.C.
4.500% due 4/15/2024, Series 2016-A (e)	14,460,863	14,653,732

Northwest Airlines
8.028% due 11/1/2017, Series 2007-1 B	86,867	87,736
7.575% due 3/1/2019, Series 1999-2 A	526,214	547,263
7.150% due 10/1/2019, Series 2000-1 G (b)	17,903	18,978
6.264% due 11/20/2021, Series 2002-1 G-2	1,183,586	1,260,519

Prudential Securities Structured Assets, Inc.
1.652% due 3/2/2025, Series 1998-1 A (b) (e)	11,513,863	10,535,185
(1 month LIBOR + 0.420%)

Spirit Master Funding, LLC
3.501% due 1/20/2020, Series 2014-4A (e)	4,870,000	4,859,359
5.760% due 3/20/2021, Series 2014-2A (e)	3,903,270	4,109,871

Textainer Marine Containers V Ltd.
4.850% due 1/20/2026, Series 2017-1A (e)	1,839,856	1,866,002

TGIF Funding LLC
6.202% due 4/30/2024, Series 2017-1A (e)	26,865,000	27,189,798

United Air Lines
5.375% due 8/15/2021, Series 2013-1 B	1,810,274	1,900,788

US Airways
8.360% due 1/20/2019, Series 1999-1 A	19,705	19,705
8.000% due 10/1/2019, Series 2012-1 B	18,238,554	19,743,235
7.076% due 3/20/2021, Series 2001-1 G	712,270	760,348

Virgin Australia Trust
5.000% due 10/23/2023, Series 2013-1 A (e)	152,987	159,489

Total Asset-Backed Securities		377,647,238

Commercial Mortgage-Backed Securities - 3.7%
CG-CCRE Commercial Mortgage Trust
3.977% due 6/15/2019, Series 2014-FL1 (b) (e)	12,000,000	11,849,099
(1 month LIBOR + 2.750%)

COMM Mortgage Trust
4.919% due 10/15/2022, Series 2012-CR3 (b) (e)	5,000,000	4,393,300
4.396% due 7/10/2023, Series 2013-CR9 (b) (e)	4,898,000	4,253,049

Commercial Mortgage Loan Trust
6.267% due 11/10/2017, Series 2008-LS1 (b)	1,369,618	1,368,407

GS Mortgage Securities Trust
4.000% due 7/10/2020, Series 2010-C1 (e)	17,741,000	16,952,977

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
SCG Trust
4.477% due 11/15/2017, Series 2013-SRP1 (b) (e)	$18,940,000	$18,753,028
(1 month LIBOR + 3.250%)

TRU Trust
3.477% due 11/15/2019, Series 2016-1 A (b) (e)	9,819,435	9,828,177
(1 month LIBOR + 2.250%)
4.377% due 11/15/2019, Series 2016-1 B (b) (e)	14,600,000	14,695,110
(1 month LIBOR + 3.150%)
5.227% due 11/15/2019, Series 2016-1 C (b) (e)	10,075,000	10,076,809
(1 month LIBOR + 4.000%)

Wells Fargo Commercial Mortgage Trust
3.938% due 6/15/2024, Series 2014-LC16 (e)	7,072,000	5,846,176

Total Commercial Mortgage-Backed Securities		98,016,132

Corporate Bonds - 76.0%
Actavis Funding SCS
2.350% due 3/12/2018	4,690,000	4,705,246

Agilent Technologies, Inc.
6.500% due 11/1/2017	3,482,000	3,504,525

Air Lease Corp.
2.125% due 1/15/2018	422,000	422,589

Allegion US Holding Co. Inc.
5.750% due 10/1/2021	13,022,000	13,420,734

American Express Bank, FSB
6.000% due 9/13/2017	3,000,000	3,002,586

Ameritech Capital Funding Corp.
6.450% due 1/15/2018	803,000	815,682

AmTrust Financial Services, Inc.
6.125% due 8/15/2023	15,000,000	15,112,500

Arrow Electronics, Inc.
3.000% due 3/1/2018	8,373,000	8,422,045

Assurant, Inc.
2.500% due 3/15/2018	862,000	865,181

Assured Guaranty US Holdings Inc.
3.626% due 12/15/2066 (b)	14,597,000	12,626,405
(3 month LIBOR + 2.380%)

AT&T Inc.
1.400% due 12/1/2017	546,000	545,888

AutoNation, Inc.
6.750% due 4/15/2018	4,493,000	4,626,988

Avery Dennison Corp.
6.625% due 10/1/2017 (e)	1,100,000	1,103,862

Avon Products, Inc.
6.600% due 3/15/2020 (b)	500,000	506,400

Bank of America Corp.
6.000% due 9/1/2017	535,000	535,000
5.750% due 12/1/2017	2,285,000	2,307,335
2.000% due 1/11/2018	10,000,000	10,014,365
5.650% due 5/1/2018	7,002,000	7,177,742

Bank of New York Mellon Corp.
5.500% due 12/1/2017	160,000	161,447

Barclays Bank PLC
3.200% due 9/16/2017	25,000	25,003

Barclays PLC
2.000% due 3/16/2018	6,500,000	6,506,500

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bear Stearns Cos. LLC
6.400% due 10/2/2017	$2,909,000	$2,919,582

Becton Dickinson and Co.
4.900% due 4/15/2018	3,362,000	3,424,938

BGC Partners Inc.
5.375% due 12/9/2019	110,000	116,038

Brandywine Operating Partnership, L.P.
4.950% due 4/15/2018	3,340,000	3,395,616

Brunswick Corp.
4.625% due 5/15/2021 (e)	9,828,000	10,057,136

Buckeye Partners, L.P.
6.050% due 1/15/2018	9,893,000	10,039,570

CA, Inc.
2.875% due 8/15/2018	7,160,000	7,224,167

Capital One Financial Corp.
6.750% due 9/15/2017	7,243,000	7,252,265

Capital One N.A.
1.650% due 2/5/2018	7,915,000	7,912,940
1.500% due 3/22/2018	3,650,000	3,646,135
2.464% due 8/17/2018 (b)	4,775,000	4,810,924
(3 month LIBOR + 1.150%)

Carnival Corp.
1.875% due 12/15/2017	288,000	288,274

Carpenter Technology Corp.
6.990% due 4/20/2018	2,415,000	2,451,981
7.060% due 5/21/2018	500,000	507,501
7.030% due 5/22/2018	8,000	8,116

Catholic Health Initiatives
1.600% due 11/1/2017	24,193,000	24,192,926
2.600% due 8/1/2018	14,586,000	14,678,128

CenterPoint Energy Resources Corp.
6.125% due 11/1/2017	1,292,000	1,300,333

Citigroup, Inc.
1.850% due 11/24/2017	405,000	405,252
1.700% due 4/27/2018	34,175,000	34,175,466

Citizens Bank, N.A.
1.600% due 12/4/2017	6,123,000	6,121,458

Cleveland Electric Illuminating Co.
7.880% due 11/1/2017	582,000	587,155

CNA Financial Corp.
6.950% due 1/15/2018	5,283,000	5,381,331

Compass Bank
6.400% due 10/1/2017	3,706,000	3,717,381

Credit Suisse A.G. New York
1.750% due 1/29/2018	2,819,000	2,820,729
6.000% due 2/15/2018	28,326,000	28,847,876

CRH America, Inc.
8.125% due 7/15/2018	332,000	349,573

D.R. Horton, Inc.
3.625% due 2/15/2018	2,492,000	2,499,502
3.750% due 3/1/2019	3,650,000	3,728,362

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Deutsche Bank AG
6.000% due 9/1/2017	$30,525,000	$30,525,000
1.875% due 2/13/2018	12,529,000	12,537,770

Developers Diversified Realty Corp.
7.500% due 7/15/2018	500,000	522,357

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
1.750% due 1/15/2018	613,000	613,201

Discover Bank
2.000% due 2/21/2018	11,629,000	11,647,089

Discover Financial Services
10.250% due 7/15/2019	11,304,000	12,793,563

Dun & Bradstreet Corp.
3.500% due 12/1/2017 (b)	7,694,000	7,728,905

eBay Inc.
2.500% due 3/9/2018	8,308,000	8,346,119

El Paso Corp.
7.250% due 6/1/2018	3,624,000	3,763,233

Ensco PLC
8.000% due 1/31/2024	12,306,000	11,075,400

Enterprise Products Operating LLC
3.979% due 6/1/2067 (b)	8,538,000	8,367,240
(3 month LIBOR + 2.7775%)

Equitable Resources
6.500% due 4/1/2018	275,000	282,830

Everest Reinsurance Holdings Inc.
3.700% due 5/15/2037 (b)	8,692,000	8,127,020
(3 month LIBOR + 2.385%)

Exelon Generation Co., LLC
6.200% due 10/1/2017	7,136,000	7,158,264

Fairfax Financial Holdings Ltd.
7.375% due 4/15/2018	24,430,500	25,221,322

Fifth Third Bancorp
4.900% due 9/30/2019 (b) (d)	40,162,000	40,664,025
(4.900% to 9/30/2019, then 3 month LIBOR + 3.129%)

First Industrial, L.P.
7.500% due 12/1/2017	1,539,000	1,559,492

Flagstar Bancorp, Inc.
6.125% due 7/15/2021	12,300,000	13,172,207

FMC Technologies, Inc.
2.000% due 10/1/2017	71,000	71,000

FMG Resources August 2006 Pty. Ltd.
9.750% due 3/1/2022 (e)	12,314,000	13,945,605

Ford Motor Credit Co. LLC
1.724% due 12/6/2017	34,728,000	34,748,989
2.145% due 1/9/2018	600,000	600,670
5.000% due 5/15/2018	1,742,000	1,779,390
2.240% due 6/15/2018	5,450,000	5,470,968

Freeport-McMoRan Inc.
6.125% due 6/15/2019	10,233,000	10,401,844
6.500% due 11/15/2020	16,327,000	16,694,357
6.625% due 5/1/2021	24,585,000	25,230,356
6.750% due 2/1/2022	7,970,000	8,348,575

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Electric Capital Corp.
5.250% due 5/15/2018	$34,000	$34,758
6.000% due 6/15/2018	98,000	101,000
1.692% due 5/5/2026 (b)	613,000	597,604
(3 month LIBOR + 0.380%)

General Motors Financial Co., Inc.
3.000% due 9/25/2017	709,000	709,552
3.250% due 5/15/2018	1,369,000	1,382,764
6.750% due 6/1/2018	19,135,000	19,811,710

Genworth Financial Inc.
7.700% due 6/15/2020	2,918,000	2,918,000

George Washington University
1.827% due 9/15/2017	211,000	210,994

GFI Group Inc.
8.375% due 7/19/2018 (b)	66,627,000	70,291,485

Goldman Sachs Group, Inc.
6.250% due 9/1/2017	5,424,000	5,424,000
5.950% due 1/18/2018	2,434,000	2,472,059
6.150% due 4/1/2018	45,793,000	46,941,417

Great Plains Energy Inc.
6.875% due 9/15/2017	536,000	536,644

Hartford Financial Services Group, Inc.
6.300% due 3/15/2018	338,000	346,309

Hewlett Packard Enterprise Co.
2.450% due 10/5/2017 (c)	757,000	757,508

Highmark Inc.
4.750% due 5/15/2021 (e)	30,715,000	32,597,769

Highwoods Realty L.P.
7.500% due 4/15/2018	2,703,000	2,793,053

Hospitality Properties Trust
6.700% due 1/15/2018	5,553,000	5,573,824

Humana Inc.
7.200% due 6/15/2018	705,000	734,039

Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021 (e)	835,000	860,050

ING U.S., Inc.
2.900% due 2/15/2018 (b)	602,000	605,531

International Lease Finance Corp.
8.875% due 9/1/2017	5,993,000	5,993,000
3.875% due 4/15/2018	475,000	480,364

INVISTA Finance LLC
4.250% due 10/15/2019 (e)	32,365,000	33,052,756

ITC Holdings Corp.
6.050% due 1/31/2018 (e)	3,746,000	3,804,420

Jabil Circuit, Inc.
8.250% due 3/15/2018	39,316,000	40,544,625

Johnson Controls Int'l. plc
3.750% due 1/15/2018	60,000	60,348

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b) (d)	36,491,000	37,585,730
(7.900% to 4/30/2018, then 3 month LIBOR + 3.470%)

KeyBank N.A.
5.700% due 11/1/2017	1,294,000	1,302,228

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Kinder Morgan Energy Partners, L.P.
5.950% due 2/15/2018	$1,041,000	$1,059,701

Kinder Morgan Inc.
7.000% due 2/1/2018	22,316,000	22,797,493

Kraft Heinz Foods Co.
6.125% due 8/23/2018 (e)	50,000	52,061

Kroger Co.
7.000% due 5/1/2018	1,240,000	1,283,479

Lincoln National Corp.
3.672% due 5/17/2066 (b)	25,985,000	24,229,899
(3 month LIBOR + 2.3575%)
3.347% due 4/20/2067 (b)	19,155,000	17,431,050
(3 month LIBOR + 2.040%)

Mack-Cali Realty L.P.
2.500% due 12/15/2017	1,694,000	1,695,865

Manufacturers & Traders Trust Co.
6.625% due 12/4/2017	19,915,000	20,156,143
2.449% due 12/28/2020 (b)	14,173,000	14,180,192
(1 month LIBOR + 1.215%)
1.842% due 12/1/2021 (b)	1,002,000	991,750
(3 month LIBOR + 0.640%)

MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
5.500% due 2/15/2023	604,000	617,590

Marriott Int'l., Inc.
6.750% due 5/15/2018	1,364,000	1,409,088

Martin Marietta Materials, Inc.
6.600% due 4/15/2018	12,370,000	12,714,682

Masco Corp.
6.625% due 4/15/2018	13,955,000	14,364,406

Mattel, Inc.
1.700% due 3/15/2018	2,218,000	2,217,649

MBIA Inc.
6.400% due 8/15/2022	75,017,000	74,923,229

Medco Health Solutions, Inc.
7.125% due 3/15/2018	1,601,000	1,647,017

MetLife, Inc.
1.756% due 12/15/2017 (b)	647,000	647,492
1.903% due 12/15/2017 (c)	1,162,000	1,163,246

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (e)	22,665,000	24,279,881

Morgan Stanley
3.850% due 9/1/2017	30,000	30,000
5.950% due 12/28/2017	1,186,000	1,202,102
1.875% due 1/5/2018	5,000,000	5,005,271
6.625% due 4/1/2018	17,233,000	17,715,596
3.875% due 4/1/2021 (b)	130,000	133,413
(CPI YOY + 2.000%)
3.875% due 6/9/2023 (b)	100,000	101,879
(CPI YOY + 2.000%)

MPT Operating Partnership, L.P.
6.375% due 2/15/2022	24,682,000	25,576,722

Mylan Inc.
2.600% due 6/24/2018	7,875,000	7,920,166

Mylan N.V.
3.000% due 12/15/2018 (b)	9,785,000	9,886,515

National Oilwell Varco, Inc.
1.350% due 12/1/2017	3,000,000	2,996,804

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
National Retail Properties Inc.
6.875% due 10/15/2017	$1,661,000	$1,669,962

NetApp, Inc.
2.000% due 12/15/2017	8,855,000	8,857,063

NiSource Finance Corp.
6.400% due 3/15/2018	239,000	244,813

Noble Drilling Corp.
7.500% due 3/15/2019	19,381,000	19,768,620

Noble Energy, Inc.
5.625% due 5/1/2021	25,280,000	25,940,770

Noble Holding Int'l. Ltd.
4.900% due 8/1/2020	667,000	621,978
4.625% due 3/1/2021	7,949,000	6,776,523

Nucor Corp.
5.750% due 12/1/2017	3,841,000	3,878,794

NXP B.V. / NXP Funding LLC
3.750% due 6/1/2018 (e)	5,590,000	5,649,813
5.750% due 3/15/2023 (e)	25,541,000	26,658,419

ONEOK Partners, L.P.
2.000% due 10/1/2017	500,000	500,000

Pacific Gas & Electric Co.
8.250% due 10/15/2018	7,960,000	8,521,088

Packaging Corp. of America
6.500% due 3/15/2018	46,000	47,112

Pemex Project Funding Master Trust
5.750% due 3/1/2018	10,492,000	10,691,348
9.250% due 3/30/2018 (c)	112,000	115,964

Pennsylvania Electric Co.
6.050% due 9/1/2017	4,312,000	4,312,000

Phillips 66
2.054% due 4/15/2020 (b) (e)	17,975,000	17,983,725
(3 month LIBOR + 0.750%)

Pitney Bowes Inc.
5.750% due 9/15/2017	2,517,500	2,518,357
5.600% due 3/15/2018	1,611,000	1,640,284
4.750% due 5/15/2018	3,114,000	3,171,298

Plains All American Pipeline, L.P. / PAA Finance Corp.
6.500% due 5/1/2018	5,316,000	5,460,861

PNC Bank, N.A.
4.875% due 9/21/2017	3,499,000	3,503,908
6.000% due 12/7/2017	2,015,000	2,037,343
6.875% due 4/1/2018	11,725,000	12,061,335

Potash Corp. of Saskatchewan Inc.
3.250% due 12/1/2017	2,199,000	2,208,197

Prologis, L.P.
4.000% due 1/15/2018	1,260,000	1,263,214

Protective Life Corp.
6.400% due 1/15/2018	1,848,000	1,879,305

Provident Cos., Inc.
7.000% due 7/15/2018	110,000	114,760

PSEG Power LLC
2.450% due 11/15/2018	2,231,000	2,246,835

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
QBE Insurance Group Ltd.
2.400% due 5/1/2018 (e)	$2,060,000	$2,061,531

ReadyCap Holdings, LLC
7.500% due 2/15/2022 (e)	20,500,000	21,115,000

Realty Income Corp.
2.000% due 1/31/2018	1,010,000	1,011,309

Regency Energy Partners LP
6.500% due 7/15/2021	45,484,000	46,393,680

Regions Bank
7.500% due 5/15/2018	4,513,000	4,687,407
2.250% due 9/14/2018	7,581,000	7,610,203

Reinsurance Group of America, Inc.
3.911% due 12/15/2065 (b)	32,993,000	31,673,280
(3 month LIBOR + 2.665%)

Royal Bank of Canada
6.100% due 8/15/2019 (b)	2,000,000	2,000,000
(6.100% where USISDA10 is greater than or equal to 1.784%)

RPM Int'l., Inc.
6.500% due 2/15/2018	126,000	128,724

Seagate HDD Cayman
3.750% due 11/15/2018	2,600,000	2,643,550

Select Income REIT
2.850% due 2/1/2018	25,381,000	25,452,678

Seminole Indian Tribe of Florida
6.535% due 10/1/2020 (e)	546,000	551,460
7.804% due 10/1/2020 (e)	390,000	393,900
8.030% due 10/1/2020 (e)	23,900,000	24,139,000

Senior Housing Properties Trust
3.250% due 5/1/2019	500,000	506,491
6.750% due 4/15/2020	4,104,000	4,443,282

SESI LLC
6.375% due 5/1/2019	22,231,000	22,259,900
7.125% due 12/15/2021	38,264,000	38,455,320

SLM Corp.
5.500% due 3/15/2019	800,000	791,215
6.000% due 3/15/2019 (c)	140,000	139,465
6.600% due 3/15/2019 (c)	395,000	395,047
5.190% due 4/24/2019	529,000	529,000
6.250% due 9/15/2020 (c)	172,000	170,765
6.750% due 12/15/2020 (c)	306,000	305,198
6.750% due 12/15/2020 (c)	95,000	94,277
8.000% due 12/15/2020 (c)	71,000	70,886
6.000% due 6/15/2021	261,000	258,456
6.150% due 6/15/2021	146,000	142,425
7.250% due 1/25/2022	602,000	657,685

Spectra Energy Partners, L.P.
2.950% due 9/25/2018	618,000	624,246

StanCorp Financial Group, Inc.
3.712% due 6/1/2067 (b)	38,809,000	36,092,370
(3 month LIBOR + 2.510%)

Standard Chartered Bank
6.400% due 9/26/2017 (e)	600,000	601,545

Standard Chartered PLC
1.500% due 9/8/2017 (e)	1,300,000	1,299,973

State Street Corp.
4.956% due 3/15/2018 (c)	720,000	732,139

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Synovus Financial Corp.
7.875% due 2/15/2019	$7,055,000	$7,596,824

Tech Data Corp.
3.750% due 9/21/2017	6,197,000	6,200,552

TechnipFMC PLC
2.000% due 10/1/2017 (e)	11,563,000	11,562,152

Tesoro Corp.
4.250% due 10/1/2017	331,000	331,292

Teva Pharmaceutical Finance Netherlands III B.V.
1.400% due 7/20/2018	27,433,000	27,230,044

Total System Services, Inc.
2.375% due 6/1/2018	22,241,000	22,308,118

Twenty-First Century Fox America, Inc.
7.250% due 5/18/2018	145,000	150,415

Tyco Electronics Group S.A.
6.550% due 10/1/2017	7,886,000	7,913,113

UDR, Inc.
4.250% due 6/1/2018	12,464,000	12,691,460

United Utilities PLC
4.550% due 6/19/2018	5,064,000	5,160,496

UPM-Kymmene Oyj
5.500% due 1/30/2018 (e)	3,000,000	3,039,589

Wells Fargo & Co.
5.625% due 12/11/2017	2,016,000	2,037,969
7.980% due 3/15/2018 (b) (d)	38,506,000	39,661,180
(7.980% to 3/15/2018, then 3 month LIBOR + 3.770%)

Western Power Distribution
7.250% due 12/15/2017 (e)	2,580,000	2,615,494

Western Union Co.
2.875% due 12/10/2017	6,097,000	6,113,584
2.115% due 5/22/2019 (b)	33,000,000	33,015,863
(3 month LIBOR + 0.800%)

Westpac Banking Corp.
1.901% due 10/5/2017 (b) (e)	7,000,000	7,000,334
(3 month LIBOR + 0.600%)

Westvaco Corp.
7.500% due 6/15/2027	142,000	145,327

Wyndham Worldwide Corp.
5.750% due 2/1/2018	2,057,000	2,087,110
2.500% due 3/1/2018	2,042,000	2,047,481

XL Group PLC
3.761% due 9/30/2017 (b) (d)	85,311,000	79,607,960
(3 month LIBOR + 2.4575%)

Zimmer Biomet Holdings, Inc.
2.000% due 4/1/2018	11,316,000	11,331,620

Zoetis Inc.
1.875% due 2/1/2018	4,650,000	4,649,881

Total Corporate Bonds		1,990,892,345

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Federal Agency Mortgage-Backed Securities - 0.5%
Fannie Mae REMICS
2.500% due 4/25/2028, Series 2013-29 Class AI IO	$8,426,952	$643,998

Freddie Mac
6.500% due 12/1/2018, Series C9-0241	5,179	5,287

Freddie Mac REMICS
3.500% due 9/15/2027, Series 4136 Class IH IO	12,780,140	1,326,784
5.473% due 2/15/2042, Series 4238 Class NS IO (b)	4,854,940	824,998
(1 month LIBOR + 6.700%)

Freddie Mac Structured Agency Credit Risk Debt Notes
3.734% due 8/25/2024, Series 2014-HQ1 (b)	9,921,968	10,042,096
(1 month LIBOR + 2.500%)

Ginnie Mae
7.000% due 5/15/2033, Series 78-2071X	25,797	30,401

Total Federal Agency Mortgage-Backed Securities		12,873,564

Residential Mortgage-Backed Securities - 0.1%
Hawaii Housing Finance & Development Corp.
2.600% due 7/1/2037	423,881	417,942

Minnesota Housing Finance Agency
2.700% due 9/1/2041	2,850,467	2,854,543

Total Residential Mortgage-Backed Securities		3,272,485

Sovereign Bonds - 0.1%
Export-Import Bank of Korea
2.875% due 9/17/2018	1,225,000	1,235,355

Total Sovereign Bonds		1,235,355

Taxable Municipal Bonds - 2.3%
Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	5,645,000	5,762,811

City of Miami FL
6.750% due 12/1/2018	995,000	1,030,253

City of Newark NJ
5.603% due 4/1/2018	240,000	243,768

	City of Portland OR South Park Blocks Urban Renewal & Redevelopment
6.031% due 6/15/2018	29,132	29,998

County of Cuyahoga OH
5.000% due 12/1/2019	20,000	20,478

County of Reeves TX Certs. of Participation
5.000% due 12/1/2017	22,032	21,533
6.250% due 12/1/2017	25,145	24,565
7.400% due 12/1/2017	135,000	131,880
5.625% due 12/1/2018	125,000	106,899
6.500% due 12/1/2018	225,000	192,501
7.500% due 12/1/2018	35,000	29,944
6.750% due 12/1/2019	1,320,000	799,234
6.125% due 12/1/2020	680,000	410,176
6.875% due 12/1/2020	370,000	223,073
6.375% due 12/1/2021	45,000	27,095
7.000% due 12/1/2021	500,000	301,045
7.700% due 12/1/2021	3,340,000	2,013,486

County of Wayne MI
4.250% due 12/1/2018	5,330,000	5,370,348

District of Columbia Revenue
5.375% due 10/1/2018	1,455,000	1,460,849

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Eastern Illinois University
5.250% due 4/1/2018	$775,000	$781,293
5.450% due 4/1/2019	515,000	526,227
5.600% due 4/1/2020	585,000	598,853
5.700% due 4/1/2021	125,000	127,925

Fannin County TX Public Facility Corp.
4.600% due 10/1/2017	740,000	733,051
5.200% due 10/1/2019	515,000	460,395
5.650% due 10/1/2021	825,000	715,192

Florida State Mid-Bay Bridge Authority
3.784% due 10/1/2021	4,325,000	4,397,357

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	1,615,000	1,290,207

Guam Gov't. Business Privilege Tax Revenue
4.383% due 1/1/2022	1,435,000	1,458,606

Guam Gov't. Waterworks Authority
3.061% due 7/1/2018	255,000	255,372

Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	255,000	255,431

Lancaster PA Parking Authority
5.760% due 12/1/2017	490,000	495,400

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (e)	180,000	180,157
5.983% due 12/1/2022 (e)	8,595,000	8,764,321

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018	35,000	34,996

New Jersey Sports & Exposition Authority
6.076% due 3/1/2023	485,000	528,970

Pontotoc County OK Educational Facilities Authority
4.119% due 9/1/2023	290,000	300,205

Public Finance Authority WI Student Housing Revenue
4.500% due 7/1/2021	1,425,000	1,413,856

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016 (f)	24,080,000	7,976,500

Rockford IL Park District
3.000% due 12/15/2017	350,000	350,501

San Luis AZ Facility Development Corp.
5.050% due 5/1/2018	780,000	712,889
5.350% due 5/1/2019	1,240,000	1,087,108
5.600% due 5/1/2020	670,000	566,720
5.700% due 5/1/2020	850,000	718,972
5.800% due 5/1/2021	1,055,000	876,156
5.900% due 5/1/2021	980,000	813,870
6.100% due 5/1/2022	1,030,000	845,311
6.200% due 5/1/2022	1,035,000	849,414

State of Illinois Pension Funding
4.350% due 6/1/2018	188,000	190,220

Summit County OH Development Finance Authority
6.250% due 5/15/2026	630,000	648,327

Village of Tinley Park IL General Obligation
3.500% due 12/1/2017	200,000	200,770

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
West Texas Detention Facility Corp.
4.400% due 11/1/2017	$1,195,000	$1,175,259
4.700% due 11/1/2018	920,000	837,053

Willacy County TX Public Facility Corp.
6.000% due 12/1/2017	390,000	378,382
5.600% due 12/1/2018	420,000	382,712

Total Taxable Municipal Bonds		60,127,914

Tax-Exempt Municipal Bonds - 0.3%
Casino Reinvestment Development Authority NJ
5.250% due 6/1/2019	5,000,000	5,017,350

Puerto Rico Commonwealth
5.500% due 7/1/2018	100,000	102,828
5.500% due 7/1/2019	130,000	137,367

Puerto Rico Electric Power Authority
5.000% due 7/1/2019	770,000	785,777

Puerto Rico Highways & Transportation Authority
4.125% due 7/1/2019	120,000	120,225

Puerto Rico Municipal Finance Agency
5.250% due 8/1/2019	100,000	102,216

Virgin Islands Port Authority
5.000% due 9/1/2018	200,000	205,034

Total Tax-Exempt Municipal Bonds		6,470,797

TOTAL BONDS (COST $2,595,393,008)		2,550,535,830

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

	Shares or
	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.9%

Money Market Funds - 0.0%
Fidelity Inst'l. Government Portfolio Class I, 0.898% (a)	515	$515

Total Money Market Funds		515

United States Government & Agency Issues - 1.9%
U.S. Treasury Bills
1.095% due 10/5/2017 (b)	$29,656,000	29,627,087
1.117% due 10/12/2017 (b)	10,000,000	9,988,201
1.111% due 10/19/2017 (b)	11,000,000	10,984,683

Total United States Government & Agency Issues		50,599,971

TOTAL SHORT-TERM INVESTMENTS (COST $50,600,486)		50,600,486

TOTAL INVESTMENTS - 99.3% (COST $2,645,993,494)		2,601,136,316

NET OTHER ASSETS AND LIABILITIES - 0.7%		17,660,129

NET ASSETS - 100.0%		$2,618,796,445

(a) Represents the 7-day yield at August 31, 2017.
(b) Rate shown represents the current coupon rate at August 31, 2017.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Perpetual maturity; date shown represents next contractual call date.
(e) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.
(f) Security is currently in default. When a bond is in default its scheduled interest and/or principal payments are not currently being paid.

Abbreviations:
CPI YOY	Consumer Price Index Year-on-Year Growth Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
USISDA10	ICE Swap Rate

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
FSB	Federal Savings Bank
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Oyj	Julkinen osakeyhtiö is the Finnish term for a public limited company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
SCS	Société en Commandite Simple is the Luxembourg equivalent of a limited partnership.
SRL	Società a Responsabilità Limitata is the Italian term for a public limited company.

At August 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$2,646,108,878
Unrealized appreciation	$12,275,642
Unrealized depreciation	(57,248,204)
Net unrealized appreciation (depreciation)	$(44,972,562)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s equity securities including common stocks, ADRs and REITs are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, and municipal bonds are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

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Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, asset-backed securities, mortgage-backed securities, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2017:

LargeCap Fund

Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$122,256,006	$-	$-	$122,256,006
Short-term investments	706	-	-	706
Total Assets	$122,256,712	$-	$-	$122,256,712

MidCap Fund

Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$46,975,214	$-	$-	$46,975,214
Short-term investments	100,000	-	-	100,000
Total Assets	$47,075,214	$-	$-	$47,075,214

Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$-	$2,550,535,830	$-	$2,550,535,830
Short-term investments	515	50,599,971	-	50,600,486
Total Assets	$515	$2,601,135,801	$-	$2,601,136,316

2

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended August 31, 2017. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

3

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of October, 2017.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 26th day of October, 2017.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

5